Derivative instruments and hedging activities - Summary of estimated fair values and maturity analysis for notional amounts of sony's outstanding derivative instruments (Detail)
¥ in Millions, yr in Millions
	Mar. 31, 2026 JPY (¥) yen	Mar. 31, 2025 JPY (¥) yr yen
Cash flow hedges [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥		¥ 178
Liability derivatives | ¥	¥ 134
Nominal amount of hedging instrument	2,723,000,000	14,292,000,000
Cash flow hedges [member] | Currency option contracts purchased [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 76	¥ 777
Nominal amount of hedging instrument	17,918,000,000	43,144,000,000
Cash flow hedges [member] | Currency option sold contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Liability derivatives | ¥	¥ 339	¥ 671
Nominal amount of hedging instrument	18,331,000,000	44,365,000,000
Cash flow hedges [member] | Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥	¥ 20,982	¥ 25,139
Nominal amount of hedging instrument	191,820,000,000	179,232,000,000
Cash flow hedges [member] | Within 1Year [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	2,723,000,000	14,292,000,000
Average rate (JPY/USD) / Average unit price	151.3	150.4
Cash flow hedges [member] | Within 1Year [member] | Currency option contracts purchased [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	17,918,000,000	43,144,000,000
Average rate (JPY/USD) / Average unit price	153.1	145.8
Cash flow hedges [member] | Within 1Year [member] | Currency option sold contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	18,331,000,000	44,365,000,000
Average rate (JPY/USD) / Average unit price	156.7	149.9
Cash flow hedges [member] | Later than one year [member] | Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	191,820,000,000	179,232,000,000
Average rate	1.50%	1.50%
Fair value hedges [member] | Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Asset derivatives | ¥		¥ 15,029
Liability derivatives | ¥		¥ 1,567
Nominal amount of hedging instrument | yr		411,204
Fair value hedges [member] | Bond futures contracts written [member]
Disclosure of detailed information about hedging instruments [line items]
Liability derivatives | ¥		¥ 2,509
Nominal amount of hedging instrument | yr		124,401
Fair value hedges [member] | Within 1Year [member] | Bond futures contracts written [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | yr		124,401
Average unit price		119.8
Fair value hedges [member] | Later than one year [member] | Interest rate swap agreements [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | yr		411,204
Average rate		3.00%